[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

September 16, 2013

VIA EDGAR

Michael Clampitt
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Washington, DC 20549-7010

Re:	Wentworth Financial Holdings Inc. (CIK NO. 0001580185); Confidential Draft Registration Statement on Form S-1 Submitted June 28, 2013

Dear Mr. Clampitt:

On behalf of Wentworth Financial Holdings Inc. (the “Company”), enclosed please find a copy of Amendment No. 1 (the “Amendment”) to the above-referenced Confidential Draft Registration Statement on Form S-1 (the “Registration Statement”), as submitted to the Securities and Exchange Commission (the “Commission”) on the date hereof, marked to show changes from the Registration Statement submitted to the Commission on June 28, 2013.

The changes reflected in the Amendment include those made in response to the comments of the staff of the Commission (the “Staff”) set forth in the Staff’s letter of July 24, 2013 (the “Comment Letter”). The Amendment also includes other changes that are intended to update, clarify and render more complete the information contained therein.

Set forth below are the Company’s responses to the Staff’s comments. The headings and paragraph numbers of this letter correspond to the headings and paragraph numbers contained in the Comment Letter and, to facilitate the Staff’s review, we have reproduced the text of the Staff’s comments in italics below. Capitalized terms used but not defined herein have the meanings given to them in the Registration Statement. All references to page numbers and captions (other than those in the Staff’s comments) correspond to the page numbers and captions in the Amendment.

Michael Clampitt, Esq.

Securities and Exchange Commission

September 16, 2013

Confidential Draft Registration Statement on Form S-1

General

1.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

The Company advises the Staff that no written materials have been provided to potential investors in reliance on Section 5(d) of the 1933 Securities Act, as amended (the “Securities Act”) and no research reports about the Company have been published or distributed in reliance upon Section 2(a)(3) of the Securities Act by any broker or dealer that is or will be participating in this offering. To the extent that the Company or any such broker or dealer subsequently decides to do so, the Company will provide the Staff with any such materials as soon as practicable.

2.	Please include all non-430A information in your next confidential filing or pre-effective amendment. The staff may defer review of any additional filings until such time as you have provided the information currently missing from the registration statement. In this regard, we note the following information should be included; range of prices, size of offering, ownership tables, dilution, name the underwriter(s), and, updated information for the quarter ended June 30, 2013.

In response to the Staff’s comment, the Company has revised the Registration Statement to add the following information, among other updated disclosures:

(i)     the financial statements of J.G. Wentworth, LLC, the Company’s predecessor, as of and for the three and six months ended June 30, 2013 beginning on page F-4;

(ii)     the results of operations and financial condition of J.G. Wentworth, LLC, for the three and six months ended June 30, 2013 and as of such date have been added to Summary Historical and Pro Forma Consolidated Financial and Other Data beginning on page 17, Selected Historical Consolidated Financial Data beginning on page 53 and in Management’s Discussion and Analysis of Financial Condition and Results of Operations beginning on page 60; and

(iii)     the Company has named the underwriters of the offering on the front cover page of the prospectus included in the Registration Statement and the Underwriting section beginning on page 124.

Michael Clampitt, Esq.

Securities and Exchange Commission

September 16, 2013

The Company advises the Staff that the other non-Rule 430A information, including the range of prices, size of offering and dilution, will be added to the Registration Statement when such information becomes available and prior to the distribution of any preliminary prospectuses to potential investors in the offering. The Company further advises the Staff that the ownership tables have not yet been completed because the number of shares of Class A and Class B common stock beneficially owned by several of the directors, officers and other significant holders immediately prior to the consummation of the offering depends on the ratios at which certain of the currently outstanding capital and profits interests of JGWPT Holdings LLC will be converted into or exchanged for capital stock of the Company and such ratios cannot be calculated until the valuation of the Company has been determined.

3.	Revise to include the information regarding the selling shareholders as required by Item 507 of Regulation S-K. In this regard, please indicate whether or not they are broker/dealers or affiliates of broker/dealers.

The Company respectfully advises the Staff that there will be no selling shareholders in this offering. All Class A Shares to be offered and sold in this offering will be offered by the Company. Although the Company may use a portion of the proceeds of the sale of such shares to purchase Common Interests in JGWPT Holdings LLC from certain of the current Common Interestholders, no such holders will be participating in the offering of any Class A Shares to the public.

4.	Noting the Directed Share Program disclosed on page 114 (“Reserved Shares”), advise the staff how the directed share program works and provide us with any materials given to potential purchasers of the reserved shares. Additionally, tell us how the prospective recipients are determined. Tell us when and how they will indicate their interest in purchasing shares. Also, please tell us how and when the issuers will contact the direct share investors, including the types of communications used. Will any electronic communications or procedures be used by the underwriter or company, such as email? When will the shares and money be exchanged? When do the purchasers become committed to purchase their shares? How and when will the number of shares be determined? Will the procedures for the directed share program differ from the procedures for the general offering to the public?

The Company acknowledges the Staff's comment and supplementally advises the Staff that the Company expects a procedure substantially similar to the below to be followed. Names of prospective participants in the directed share program will be submitted by the Company to Barclays Capital Inc. (“Barclays”). No directed share program materials will be sent until a preliminary prospectus containing a price range is available. As soon as a preliminary prospectus containing a price range is available, Barclays will send a package of materials to the prospective participants. Such package will include (i) an introductory Directed Share Program Notice from Barclays including instructions for potential participants and a payment instructions letter, (ii) an indication of interest letter accompanied by the preliminary prospectus, (iii) a client questionnaire, (iv) a directed share brokerage account application and information, (iv) an IRS Form W-9, (v) an IPO and Voluntary Initiative Certification for FINRA, and (vi) a list of answers to commonly asked questions. The notice will be sent in hard copy and for those invitees for whom the Company has supplied an e-mail address, Barclays will also distribute copy of the materials electronically along with an electronic copy of the preliminary prospectus. The materials will contain only the statements required or permitted to be included therein by the provisions of Rule 134 and the Staff and, accordingly, will comply with the requirements of Rule 134. The Company will supplementally submit under separate cover copies of these materials when they become available and will request confidential treatment of such materials pursuant to the provisions of 17 C.F.R. § 200.83.

Michael Clampitt, Esq.

Securities and Exchange Commission

September 16, 2013

The Company will select the potential purchasers of the reserved shares from its officers, directors, employees and certain other persons associated with the Company and its subsidiaries. “Certain other persons associated with the Company” refers to individuals with whom the Company and its subsidiaries have a business relationship, as well as “friends and family” of certain executive officers, directors and employees of the Company and its subsidiaries.

Prospective recipients of reserved shares will be determined after reviewing the account application and other responses contained in such documentation. Prospective purchasers will be instructed not to send payment when returning the indication of interest letter. In addition, prospective purchasers will not be committed to buy shares when they return the indication of interest letter. Purchasers will become committed only after the offering is priced and a representative of the Administrator offers the shares at the specific price and the purchaser confirms his or her interest and accepts the offer. Shares and money will not be transferred until after such confirmation is received.

The exact number of reserved shares that will be available to prospective purchasers will be determined prior to, but not later than, the time of the pricing and will be a function of (i) the number of prospective purchasers who have indicated an interest, (ii) the limit indicated by the participant, (iii) the number of prospective purchasers who have properly completed client questionnaires and account opening documents meeting applicable regulatory requirements and (iv) the ultimate size of the offering, which is determined at the time of pricing.

In order to receive reserved shares, an account must be opened with Barclays. Participants in the directed share program will not be charged a fee to open an account with Barclays and/or to buy shares at the initial public offering price.

The Company has not yet determined whether all recipients of reserved shares will be required to furnish to the underwriters a lock-up agreement. However, consistent with FINRA Rule 5131(d)(2)(A), the lock-up agreements signed by the Company's directors and officers will apply to any shares that such individuals purchase in the Company's directed share program.

Prospectus Cover Page

5.	We note the “red herring” language above the heading. Please advise whether any preliminary distribution has be made of the Prospectus.

The Company advises the Staff that neither it nor any of its agents has distributed the preliminary prospectus included in the Registration Statement.

Michael Clampitt, Esq.

Securities and Exchange Commission

September 16, 2013

6.	Noting the proceeds will be used to purchase common membership interests in JGWPT Holdings, revise to indicate whether or not that security is trading anywhere and add a cross-reference to a discussion of how the purchase price will be determined. In addition, disclose what percentage interest in J.G. Wentworth LLC is owned by JGWPT both prior to and after the offering.

The disclosure on the cover page of the prospectus included in the Registration Statement has been revised in response to the Staff’s comment.

7.	Revise the heading to indicate the number of shares to be sold by the issuer and the number to be sold by selling shareholders.

We respectfully advise that Staff that there will be no selling shareholders in this offering.

8.	Revise to add a cross-reference to the end of the third paragraph to a more detailed discussion of these arrangements elsewhere in the Prospectus.

The disclosure on the cover page of the prospectus included in the Registration Statement has been revised in response to the Staff’s comment.

9.	Revise the third paragraph to define “certain of the Common Interestholders.” In addition, noting that these Common Interestholders may purchase pursuant to the Directed Share Program and may sell as Selling Shareholders, clarify how the number of Class B shares to be issued will be determined.

The disclosure in the fourth paragraph (previously the third) on the cover page of the prospectus included in the Registration Statement has been revised to clarify that each of the Common Interestholders (other than PGHI Corp) will receive Class B Shares in respect of JGWPT Common Interests they hold after the offering and the related Transactions.We respectfully advise the Staff that no Common Interestholder will be a selling shareholder in the Company's initial public offering of Class A Shares (although certain Common Interestholders will sell Common Interests to the Company in exchange for cash as discussed above). We further advise the Staff that only Class A Shares will be offered and sold pursuant to the Directed Share Program and that Class B Shares are only issuable in respect of a Common Interestholder’s holdings in JGWPT Holdings LLC.

Prospectus Summary

10.	Revise to add subsections for "Controlled Company," "Recent 2013 Distribution," "2009 Chapter 11 bankruptcy" and "Tax Receivable Agreement" and briefly discuss the details and effects on new purchasers and add cross-references to more detailed discussions elsewhere in the Prospectus.”

In response to the Staff’s comment, the requested disclosure with respect to the Company’s controlled company status has been added to page 12. To the extent not already disclosed, the requested disclosure with respect to Tax Receivable Agreement has been added to pages 11-12. The requested disclosure with respect to the Company’s its Chapter 11 bankruptcy filing has been added to pages 12-13. The requested disclosure with respect to the 2013 distribution has been added to page 16.

Michael Clampitt, Esq.

Securities and Exchange Commission

September 16, 2013

Our Company, page 1

11.	Revise the last sentence of the first paragraph to indicate the entire sentence is management’s belief.

In response to the Staff’s comment, the disclosure on pages 1 and 75 has been revised.

12.	With regard to the four bullet points on pages 1 and 2, revise each bullet where you state, “(T)o date” to indicate since what date, e.g., since 1995. In addition, revise each bullet point to add the source for the statement, “making us the largest purchaser.”

In response to the Staff’s comment, the disclosure on pages 1 and 75-76 has been revised.

13.	Please provide supplemental support for your claim that your core brands, JG Wentworth and Peachtree, are the #1 and/or #2 most recognized brands in their product categories.

For the Staff’s reference, we have provided a report commissioned by the Company from IMS Media Analytics as Exhibit A to this letter (the “IMS Report”). The IMS Report shows the total dollar amount spent on television advertising by JG Wentworth, Peachtree and their significant competitors in the industry during each of the five years between 2008 and 2012 and the first quarter of 2013. As is shown in the IMS Report, the aggregate spending on television advertising during that period by each of JG Wentworth and Peachtree has been approximately five times the next largest advertising spend. We have also revised the disclosure on page 1 to provide quantitative support for our belief that our core brands are the #1 and/or #2 most recognized brands in their product categories as a result of "our substantial marketing investment as compared to our competitors."

Industry Overview, page 2

14.	Revise the first paragraph to indicate whether the settlements purchased remain tax-free revenue to your company.

In response to the Staff’s comment, the disclosure on page 2 and 76 has been revised to clarify that the settlements are tax free to the payee and not any purchaser of the settlements.

Competitive Strengths, page 3

15.	Revise the credit facility section on page 4 to disclose as of the most recent practicable date, the dollar amount of unused facilities available.

In response to the Staff’s comment, the disclosure on pages 4 and 78 has been revised.

Michael Clampitt, Esq.

Securities and Exchange Commission

September 16, 2013

16.	Please provide a brief description of your “controlled company” status and how this impacts shareholders purchasing in this offering.

In response to the Staff’s comment, the requested disclosure has been added to page 12.

17.	Revise the cash flow discussion to disclose your cash flows for the year ended 2012 and for the period ending June 30, 2013 and explain where the cash flows come from, e.g., operations, financing activities, etc.

In response to the Staff’s comment, we have revised the disclosure on pages 5 and 78.

Our Growth Strategy, page 5

18.	Please expand to balance the disclosure with statements clarifying that you are not giving any assurances regarding outcomes of increased revenue, profitability, or cash flows.

In response to the Staff’s comment, we have revised the disclosure on pages 5 and 78.

Our Sponsor, page 5

19.	Expand to provide more detail on the relationship among JLL, Wentworth and JGWPT.

In response to the Staff’s comment, the disclosure on page 6 has been revised.

Our Structure, page 6

20.	Provide a diagram of the current organizational structure identifying the ownership percentages of the relevant entities.

We respectfully advise the Staff that the organizational structure of the Company, JGWPT Holdings, LLC and related entities prior to the consummation of the Transactions is not relevant to an investment decision in the Class A Shares because such a diagram would not reflect the capitalization of the Company or its management of or ownership interest in JGWPT Holdings, LLC and its subsidiaries.

The Transactions, page 9

21.	Revise the second bullet on page 10 to explain what is meant by “certain offerings” and also disclose whether there are any plans, arrangements or understandings to make other offerings, besides this offering, in the next 12 months.

In response to the Staff’s comment, the disclosure on pages 10, 15 and 41 has been revised.

Michael Clampitt, Esq.

Securities and Exchange Commission

September 16, 2013

Use of Proceeds, 12

22.	If the JGWPT term loan to be partially repaid with the proceeds of this offering was incurred within one year, describe here and in the main section the use of the proceeds of such indebtedness. Also disclose the interest rate and maturity of the loan. See Item 504 of Regulation S-K.

In response to the Staff’s comment, the disclosure on pages 14 and 49 has been revised.

23.	Describe here and in the main section how the cost of the Common Interests to be purchased from JGWPT will be determined. Provide similar disclosure for the Common Interests to be purchased from the certain Common Interestholders. See Instruction 5 to Item 504 of Regulation S-K.

In response to the Staff’s comment, the disclosure on pages 14 and 49 has been revised.

Risk Factors, page 17

We may pursue acquisitions…, page 19

24.	Revise to state that there are no pending plans, arrangements, or understandings to make any acquisitions or describe otherwise.

In response to the Staff’s comment, the disclosure on page 22 has been revised.

We will be required to pay certain Common Interestholders..., page 28

Our directors and officers who are affiliated..., page 29

25.	Revise to disclose the aggregate difference in tax basis as of the most recent practicable date.

We respectfully advise the Staff that the difference in tax basis cannot be determined until the timing of the exchanges of JGWPT Common Interests is determined and the price at which such JGWPT Common Interests are to be purchased by the Company.

26.	Revise to name them here and describe their other positions that have conflicts of interest or add a cross-reference to that discussion elsewhere in the Prospectus.

In response to the Staff’s comment, we have revised page 32.

For as long as we are an emerging growth company, we will not be required..., page 31

27.	Please state in your risk factor that, as a result of your election to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1), your financial statements may not be comparable to companies that comply with public company effective dates. Include a similar statement in your critical accounting policy disclosures.

In response to the Staff’s comment, the disclosure on pages 33 to 34 and 74 has been revised.

Michael Clampitt, Esq.

Securities and Exchange Commission

September 16, 2013

Management's Discussion and Analysis of Financial Condition..., page 51

General

28.	Please revise to disclose your revenues for each period presented by major product (e.g. – structured settlements, annuities, pre-settlement funding, lottery winnings, attorney cost financing, life settlement contracts and installment sale transaction structure).

In response to the Staff’s comment, the disclosure on page 60 has been revised to include revenues for structured settlements, annuities, pre-settlement funding and lottery winnings. As disclosed on page F-13 of the consolidated financial statements included in the Registration Statement, the origination of new loans under the attorney cost financing program was suspended on January 1, 2012. As a result, attorney cost financing is not part of the core ongoing business of the Company and therefore has been excluded from this disclosure. Additionally, the Company has excluded the fee income associated with life settlement contracts and the installment sale transaction structure from this disclosure because revenues from these products is inconsequential to its ongoing results of operations.

Comparison of Consolidated Results for the Years Ended December 31, 2012 and 2011- Revenues, page 56

29.	We note you attribute the noted increases in total revenues and significant revenue line items primarily to the Peachtree merger and a lower interest rate environment. Please revise to include an enhanced discussion of the specific impact each of these factors had on observed changes in each of the significant revenue line items impacted. Consider including in your discussion an identification of the underlying key drivers of operating performance and an analysis of how each of these key drivers impacted the noted change in revenues during the periods presented.

In response to the Staff’s comment, the disclosure on page 62 has been revised.

Comparison of Consolidated Results for the Three Months Ended March 31, 2013 and 2012 - Revenues, page 57

30.	Please revise to include an enhanced discussion of the strong operational execution that has contributed to revenue growth including specific examples and detailing how these items impacted revenues.

In response to the Staff’s comment, the disclosure on page 63 has been revised to delete the reference to strong operational execution.

Michael Clampitt, Esq.

Securities and Exchange Commission

September 16, 2013

Business – Our Company, Pre-settlement funding, page 67

31.	Please revise to clarify what happens to the cash advance if the plaintiff is not awarded the personal injury claim.

In response to the Staff’s comment, the disclosure on pages 2 and 76 has been revised.

Business – Development of our Business, page 70

32.	Please revise to provide additional details related to your installment sale transaction structure. Your discussion should include, but not be limited to, explaining how the program generates income, the risks associated with the program including the market risk associated with the marketable securities your purchase, if the program is solely related to lottery winnings and the relationship between the marketable securities you purchase and the installment obligations payable.

In response to the Staff’s comment, the disclosure on page 83 has been revised.

Business - Life Contingent Structured Settlements Process, page 72

33.	Please revise to clearly describe how you transfer all mortality risk pursuant to a third party financing structure.

In response to the Staff’s comment, the disclosure on page 85 has been revised.

Management, page 84

Description of Capital Stock - Listing, page 102

34.	Revise the biographies to indicate the date each director was appointed to the Board.

In response to the Staff’s comment, the disclosure on page 95 has been revised.

U.S. Federal Tax Considerations For Non-United States Holders..., page 110

35.	Please advise us of the status of your NYSE listing application.

The Company advises the Staff that it has not yet made an original listing application to the NYSE.

36.	Please delete the phrase “for general information purposes only.”

In response to the Staff’s comment, the disclosure on page 121 has been revised.

Michael Clampitt, Esq.

Securities and Exchange Commission

September 16, 2013

Part II Exhibits

37.	Please file the lock-up agreements.

The Company respectfully advises the Staff that the form of lock up agreement will be included as an exhibit to the form of Underwriting Agreement to be filed as Exhibit 1.1 to the Registration Statement.

Signatures

38.	Please file the incentive plan.

When a substantially final version of the Company’s new incentive plan is available, we will file the form of stock incentive plan as Exhibit 10.11 to the Registration Statement.

39.	Please amend the signature page to identify either the Principal Accounting Officer or the Controller, as required by Instruction 1 to Form S-1.

In response to the Staff’s comment, the disclosure on page II-4 has been revised to clarify that the Company's Chief Financial Officer also serves as its Principal Financial and Accounting Officer.

* * * * *

Michael Clampitt, Esq.

Securities and Exchange Commission

September 16, 2013

Please telephone the undersigned at (212) 735-3416 if you have any questions or require any additional information.

Very truly yours,

/s/Andrea L. Nicolas

Andrea L. Nicolas

cc:	Jessica Livingston, Securities and Exchange Commission
Amit Pande, Securities and Exchange Commission
Mike Volley, Securities and Exchange Commission
Stephen Kirkwood, Wentworth Financial Holdings Inc.

Exhibit A